                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-02802
                  ---------------------------------------------

                            UBS PAINEWEBBER CASHFUND, INC.

-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               51 West 52nd Street, New York, New York 10019-6114
-------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Amy R. Doberman, Esq.
                      UBS Global Asset Management (US) Inc.
                               51 West 52nd Street
                             New York, NY 10019-6114
                     (Name and address of agent for service)

                                    Copy to:
                              Jack W. Murphy, Esq.
                         Dechert 1775 Eye Street, N.W.

                            Washington, DC 20006-2401


        Registrant's telephone number, including area code: 212-882 5000

Date of fiscal year end:  March 31, 2003

Date of reporting period:  March 31, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.

[UBS GLOBAL ASSET MANAGEMENT LOGO]

UBS PAINEWEBBER CASHFUND, INC.

ANNUAL REPORT

MARCH 31, 2003

UBS PAINEWEBBER CASHFUND, INC.

May 15, 2003

DEAR SHAREHOLDER,

We present you with the annual report for UBS PaineWebber Cashfund, Inc. for the fiscal year ended March 31, 2003.

AN INTERVIEW WITH PORTFOLIO MANAGER SUSAN RYAN

Q.   CAN YOU DESCRIBE THE ECONOMIC ENVIRONMENT DURING THE REPORTING PERIOD?

A. The economy didn't move in any clear direction over the period. Initially, it appeared to be on the path to recovery. Newly reported gross domestic product (GDP) for the first quarter of 2002 came in at a strong 5.0%. Second quarter GDP told a very different story, however, as ongoing threats of terrorism, turmoil in the Middle East, falling corporate spending, a weak stock market and corporate accounting scandals took their toll. The final figure came in at a tepid 1.3%. Although the news improved somewhat during the third quarter--GDP rose to 4.0%--hopes for economic recovery dimmed when fourth quarter GDP came in at 1.4%.

     By the time the review period wound down in March, little about this economic picture had changed. Fears concerning a potential war with Iraq were replaced by fears over the longevity and cost of the war after it began. It was also clear that other factors, including the heightened threat of terrorism and saber-rattling in North Korea, were continuing to weigh heavily on the forces that drive economic growth. This was ultimately reflected in the advance GDP figure for first quarter 2003, which came in at 1.6%.

Q.   HOW DID THE FEDERAL RESERVE BOARD (THE "FED") REACT TO THE WEAKENING
     ECONOMY?

A. In November 2002, the Fed acknowledged that the economy appeared to have hit a "soft spot." Thus, after holding interest rates steady during the first ten months of 2002, the Fed, at its November meeting, moved to lower the federal funds rate one half of a percentage point to 1.25%--a 41-year low. Since that time, the Fed has held rates steady--most recently at its May 6, 2003 meeting.

[SIDENOTE]

UBS PAINEWEBBER CASHFUND, INC.

INVESTMENT GOAL:

Current income, stability of principal and high liquidity.

PORTFOLIO MANAGER:

Susan P. Ryan

UBS Global Asset Management (US) Inc.

COMMENCEMENT:

January 20, 1978

DIVIDEND PAYMENTS:

Monthly.

Q.   HOW DID THE FUND PERFORM IN THIS TURBULENT ENVIRONMENT?

A. Given that short-term interest rates fell during the period, the yields available from money market instruments were extremely low. At the end of the reporting period, the Fund's seven-day current yield was 0.70%, down from 1.41% at the end of its fiscal year on March 31, 2002. (For more on the Fund's performance, refer to "Performance At A Glance" on page 4.)

     Throughout the period, the Fund utilized a "barbell" strategy, whereby we purchased securities at both ends of the maturity spectrum. The Fund's longer-term securities--with maturities of up to one year in duration--were used to lock in higher yields as interest rates fell. The Fund's shorter-term securities--typically less than a month in duration--provided liquidity.

     Due to the combination of an uncertain economy, a proliferation of corporate accounting scandals and high profile bankruptcies, the credit markets have been extremely volatile. Therefore, in the latter part of the period, we emphasized Treasury and Agency securities that offered the highest credit quality and liquidity. As a result, we were able to avoid the problems that plagued the corporate credit markets.

Q. WHAT IS YOUR OUTLOOK FOR THE ECONOMY, AND HOW DO YOU ANTICIPATE STRUCTURING THE PORTFOLIO GOING FORWARD?

A. Looking ahead, we are skeptical concerning the strength of an economic recovery. The geopolitical "cloud" hanging over the economy casts a wide shadow, and presents an added challenge to recovery. In early January 2003, President Bush proposed an economic stimulus package with a wide range of tax cuts. However, it's yet to be seen how these proposals will play out in Congress, especially in light of the $75 billion cost initially being associated with the war in Iraq.

     With regard to the Fund's investment strategy, credit quality and liquidity will continue to be of paramount importance, and so we intend to allocate a large portion of the portfolio to Treasuries and Agencies. We also anticipate continuing to implement our barbell strategy.

     Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For additional information on UBS funds,* please contact your financial advisor, or visit us at www.ubs.com.

     Sincerely,

     JOSEPH A. VARNAS
     PRESIDENT
     UBS PaineWebber Cashfund, Inc.
     HEAD OF PRODUCT, TECHNOLOGY AND OPERATIONS
     UBS Global Asset Management (US) Inc.

     SUSAN P. RYAN
     PORTFOLIO MANAGER
     UBS PaineWebber Cashfund, Inc.
     EXECUTIVE DIRECTOR
     UBS Global Asset Management (US) Inc.

     This letter is intended to assist shareholders in understanding how the Fund performed during the fiscal year ended March 31, 2003, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances and they do not guarantee the future performance of the markets or the Fund. We encourage you to consult your financial advisor regarding your personal investment program.

     * Mutual funds are sold by prospectus only. The prospectus for a fund contains more complete information regarding risks, charges and expenses, and should be read carefully before investing.

PERFORMANCE AT A GLANCE

PERFORMANCE                      3/31/03                                  9/30/02                                   3/31/02
---------------------------------------------------------------------------------------------------------------------------
Seven-Day
Current Yield*                     0.70%                                    1.29%                                     1.41%
------------------------------------------------------------------------------------------------         ------------------
CHARACTERISTICS                  3/31/03                                  9/30/02                                   3/31/02
---------------------------------------------------------------------------------------------------------------------------
Weighted Average
Maturity**                       45 days                                  52 days                                   53 days
------------------------------------------------------------------------------------------------         ------------------
Net Assets (bln)                    $7.3                                     $6.9                                      $7.0
------------------------------------------------------------------------------------------------         ------------------
SECTOR
ALLOCATION***                    3/31/03                                  9/30/02                                   3/31/02
---------------------------------------------------------------------------------------------------------------------------
                                                                                      U.S. Government &
Commercial Paper                   46.2%    Commercial Paper                45.3%     Agency Obligations              43.1%
-------------------------------------------------------------------------------------------           ---------------------
U.S. Government &                           U.S. Government &
Agency Obligations                  39.4    Agency Obligations               37.0     Commercial Paper                 41.8
---------------------------------------------------------------------------------------------------------         ---------
Money Market Funds                   5.0    Money Market Funds                5.1     Money Market Funds                5.6
---------------------------------------------------------------------------------------------------------         ---------
Short-Term Corporate
Obligations                          4.3    Bank Obligations                  4.3     Bank Obligations                  4.6
---------------------------------------------------------------------------------------------------------         ---------
                                                                                      Short-Term Corporate
Bank Obligations                     2.4    Certificates of Deposit           4.2     Obligations                       2.9
---------------------------------------------------------------------------------------------------------         ---------
                                                                                      Short-Term Corporate
Certificates of Deposit              2.7    Obligations                       4.0     Certificates of Deposit           2.6
---------------------------------------------------------------------------------------------------------         ---------
Other Assets in Excess                      Other Assets in Excess                    Liabilities in Excess of
of Liabilities                       0.0    of Liabilities                    0.1     Other Assets                    (0.6)
---------------------------------------------------------------------------------------------------------         ---------
TOTAL                              100.0%                                   100.0%                                    100.0%
===========================================================================================================================


  * Yields will fluctuate. Performance data quoted represent past performance. Past performance does not guarantee future results.

 ** The Fund is actively managed and its weighted average maturity will differ over time.

*** Weightings represent percentages of net assets as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.

STATEMENT OF NET ASSETS -- MARCH 31, 2003

PRINCIPAL
  AMOUNT                                                        MATURITY              INTEREST
  (000)                                                           DATES                 RATES               VALUE
---------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS--39.38%
          $687,000   U.S. Treasury Bills (1)                    04/24/03 to           1.145 to
                                                                07/10/03              1.240%@           $685,527,055
           214,000   Federal Farm Credit Bank                                         1.250 to
                                                                04/01/03              1.275*             213,990,011
             4,688   Federal Farm Credit Bank                   03/02/04              1.070@               4,641,182
            50,000   Federal Home Loan Bank                     04/01/03              1.275*              49,996,710
           631,815   Federal Home Loan Bank                     04/04/03 to           1.290 to
                                                                04/13/04              2.590              631,815,000
           344,850   Federal Home Loan Bank                     04/04/03 to           1.200 to
                                                                04/30/03              1.230@             344,672,748
           205,000   Federal Home Loan Mortgage                 05/29/03 to           1.170 to
                                                                10/20/03              1.230@             204,361,508
            20,000   Federal National Mortgage
                        Association                             11/15/03              3.125               20,153,142
           165,000   Federal National Mortgage                                        1.250 to
                        Association                             04/01/03              1.253*             164,954,261
           295,000   Federal National Mortgage                  04/08/03 to           1.220 to
                        Association                             05/07/03              1.240@             294,829,325
            80,000   Student Loan Marketing Association                               1.230 to
                                                                04/01/03              1.554*              80,034,495
           180,000   Student Loan Marketing Association         04/02/03 to           1.400 to
                                                                02/20/04              2.650              179,997,738
Total U.S. Government and Agency Obligations
    (cost--$2,874,973,175)                                                                             2,874,973,175
====================================================================================================================
DOMESTIC BANK NOTES--2.40%
            50,000   Wells Fargo Bank N.A.                      04/01/03              1.300*              50,000,000
           125,000   Wells Fargo Bank N.A.                      04/17/03 to           1.250 to
                                                                05/06/03              1.260              125,000,238
Total Domestic Bank Notes (cost--$175,000,238)                                                           175,000,238
====================================================================================================================
DOMESTIC CERTIFICATES OF DEPOSIT--2.70%
           145,000   State Street Bank & Trust Co.              04/14/03 to           1.170 to
                                                                04/08/04              1.300              145,000,000
            52,000   SunTrust Bank                              04/01/03              1.320*              51,998,903
Total Domestic Certificates of Deposit
    (cost--$196,998,903)                                                                                 196,998,903
====================================================================================================================

PRINCIPAL
 AMOUNT                                                          MATURITY             INTEREST
 (000)                                                            DATES                 RATES               VALUE
--------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER@--46.22%
     ASSET BACKED-AUTO & Truck--3.32%
          $242,500   New Center Asset Trust                     04/01/03 to           1.290 to
                                                                04/10/03              1.420%            $242,483,875
====================================================================================================================
     ASSET BACKED-BANKING--0.68%
            50,000   Atlantis One Funding Corp.                 05/05/03              1.260               49,940,500
====================================================================================================================
     ASSET BACKED-MISCELLANEOUS--11.46%
           130,000   Amsterdam Funding                          04/16/03 to
                                                                04/21/03              1.260              129,923,000
            85,000   Asset Securitization                       04/14/03 to           1.250 to
                        Cooperative Corp.                       04/25/03              1.260               84,951,867
           141,152   Barton Capital Corp.                       04/03/03 to
                                                                04/08/03              1.260              141,137,850
            52,443   Falcon Asset Securitization Corp.          04/24/03              1.260               52,400,783
            40,000   Galaxy Funding, Inc.                       04/16/03              1.260               39,979,000
            29,550   Giro Funding U.S. Corp.                    04/07/03              1.260               29,543,795
            80,000   Preferred Receivables Funding Corp.        04/07/03 to           1.220 to
                                                                04/28/03              1.260               79,961,483
            50,000   Quincy Capital Corp.                       04/04/03              1.220               49,994,917
           103,498   Receivables Capital Corp.                  04/23/03 to
                                                                04/28/03              1.250              103,413,107
           125,000   Variable Funding Capital Corp.             04/02/03 to           1.240 to
                                                                04/03/03              1.260              124,992,494
                                                                                                         836,298,296
====================================================================================================================
     AUTOMOBILE OEM--1.37%
            75,000   BMW U.S. Capital, Inc.                     04/02/03              1.220               74,997,458
            25,000   Volkswagen of America, Inc.                04/17/03              1.250               24,986,111
                                                                                                          99,983,569
====================================================================================================================
     Banking-Domestic--12.80%
            50,000   Abbey National North American LLC          05/05/03              1.260               49,940,500
           100,000   Bank of America Corp.                      04/22/03              1.220               99,928,833
            45,000   CBA (Delaware) Finance, Inc.               04/10/03              1.250               44,985,938
           130,000   Danske Corp.                               04/15/03 to           1.260 to
                                                                05/02/03              1.270              129,894,417
           166,925   Dexia Delaware LLC                         04/01/03 to           1.260 to
                                                                04/08/03              1.280              166,909,250
            75,000   Nordea North America, Inc.                 04/24/03              1.240               74,940,583

PRINCIPAL
 AMOUNT                                                          MATURITY             INTEREST
 (000)                                                            DATES                 RATES               VALUE
---------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER@--(CONTINUED)
     BANKING-DOMESTIC--(CONCLUDED)
           $85,800   San Paolo IMI U.S. Financial Co.           04/03/03 to           1.230 to
                                                                04/21/03              1.250%             $85,771,722
            75,000   Societe Generale North America, Inc.       04/04/03 to           1.260 to
                                                                04/17/03              1.265               74,978,408
           130,000   Stadshypotek Delaware, Inc.                04/15/03 to           1.210 to
                                                                05/02/03              1.240              129,920,911
            77,000   Toronto-Dominion Holdings USA, Inc.        04/10/03 to           1.250 to
                                                                05/05/03              1.270               76,960,860
                                                                                                         934,231,422
====================================================================================================================
     BROKERAGE--6.09%
           165,000   Goldman Sachs Group, Inc                   05/06/03 to           1.180 to
                                                                05/22/03              1.250              164,735,944
           150,000   Morgan Stanley                             04/09/03 to           1.240 to
                                                                04/22/03              1.250              149,913,778
           130,000   Salomon Smith Barney Holdings, Inc.        04/07/03 to           1.250 to
                                                                04/22/03              1.270              129,942,763
                                                                                                         444,592,485
====================================================================================================================
     ENERGY-INTEGRATED--2.06%
           150,000   ChevronTexaco Corp.                        04/01/03              1.240              150,000,000
     FINANCE-NONCAPTIVE CONSUMER--0.68%
            50,000   American General Finance Corp.             04/14/03              1.230               49,977,792
     FINANCE-NONCAPTIVE DIVERSIFIED--1.44%
            50,000   GE Capital International Funding, Inc.     04/16/03              1.250               49,973,958
            55,000   General Electric Capital Corp.             04/01/03              1.400               55,000,000
                                                                                                         104,973,958
====================================================================================================================
     INSURANCE-MULTILINE--0.68%
            50,000   AIG Funding, Inc.                          04/10/03              1.250               49,984,375
====================================================================================================================
     METALS & Mining--0.55%
            40,000   Rio Tinto Ltd.                             05/02/03              1.270               39,956,256
====================================================================================================================
     PHARMACEUTICAL--2.40%
            25,000   Aventis SA                                 04/17/03              1.250               24,986,111
            40,000   Johnson & Johnson                          05/27/03              1.300               39,919,111
           110,000   Pfizer                                     04/11/03              1.240              109,962,111
                                                                                                         174,867,333
====================================================================================================================

PRINCIPAL
 AMOUNT                                                          MATURITY             INTEREST
 (000)                                                            DATES                 RATES               VALUE
---------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER@--(CONCLUDED)
     TELECOM-WIRELINES--1.87%
           $45,000   BellSouth Corp.                            04/17/03              1.250%            $44,975,000
            91,600   Verizon Network Funding Co.                04/21/03 to           1.210 to
                                                                04/22/03              1.220              91,536,513
                                                                                                        136,511,513
====================================================================================================================
     UTILITIES-OTHER--0.82%
            60,000   RWE AG                                     04/14/03              1.270              59,972,483
====================================================================================================================
Total Commercial Paper
    (cost--$3,373,773,857)                                                                            3,373,773,857
====================================================================================================================
SHORT-TERM CORPORATE OBLIGATIONS--4.31%
     ASSET BACKED-FINANCE--2.54%
            75,000   CC (USA), Inc.                             04/01/03              1.330*             75,000,000
            25,000   Dorada Finance, Inc.                       04/01/03              1.325*             24,999,438
            85,000   K2 (USA) LLC                               04/15/03 to           1.260 to
                                                                04/22/03              1.264*             85,000,000
                                                                                                        184,999,438
====================================================================================================================
     BANKING-DOMESTIC--0.41%
            30,000   Wells Fargo & Co.                          04/14/03              1.310*             30,000,000
====================================================================================================================
     Energy-Integrated--0.68%
            50,000   BP Capital Markets PLC                     04/01/03              1.295*             50,000,000
====================================================================================================================
     FINANCE-NONCAPTIVE DIVERSIFIED--0.68%
            50,000   General Electric Capital Corp.             04/09/03              1.355*             50,000,000
====================================================================================================================
Total Short-Term Corporate Obligations
    (cost--$314,999,438)                                                                                314,999,438
====================================================================================================================

PRINCIPAL
 AMOUNT                                                          MATURITY             INTEREST
 (000)                                                            DATES                 RATES               VALUE
---------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS+--4.96%
           276,417   AIM Liquid Assets Portfolio                04/01/03              1.240%            $276,417,035
            22,113   AIM Prime Money Market Portfolio           04/01/03              1.190               22,112,834
            45,675   BlackRock Provident Institutional
                        TempFund                                04/01/03              1.159               45,674,945
             3,771   Dreyfus Cash Management Fund               04/01/03              1.134                3,770,858
            13,760   Scudder Money Market Series                04/01/03              1.206               13,760,377
Total Money Market Funds (cost--$361,736,049)                                                            361,736,049
====================================================================================================================
Total Investments (cost--$7,297,481,660
    which approximates cost for federal income
    tax purposes)--99.97%                                                                              7,297,481,660
Other assets in excess of liabilities--0.03%                                                               2,115,592
Net Assets (applicable to 7,299,894,607 shares
    outstanding (equivalent to $1.00 per share)--100.00%                                              $7,299,597,252
====================================================================================================================

(1)  Security, or portion thereof, was on loan at March 31, 2003.

  * Variable rate securities--maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of March 31, 2003, and reset periodically.

  @  Interest rates shown are the discount rates at date of purchase.

  +  Interest rates shown reflect yield at March 31, 2003.

OEM  Original Equipment Manufacturer.


                      Weighted average maturity -- 45 Days

                 See accompanying notes to financial statements

UBS PAINEWEBBER CASHFUND, INC.

STATEMENT OF OPERATIONS

                                                                                   FOR THE
                                                                                 YEAR ENDED
                                                                                  MARCH 31,
                                                                                    2003
--------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                                        $120,915,445

EXPENSES:
    Investment advisory and administration fees                                   24,158,406
    Transfer agency and related services fees                                     11,848,281
    Insurance expense                                                              1,988,131
    Custody and accounting                                                           704,765
    Reports and notices to shareholders                                              686,290
    Federal and state registration fees                                              333,933
    Professional fees                                                                127,111
    Directors' fees                                                                  105,908
    Other expenses                                                                    20,580
                                                                                  39,973,405
Net investment income                                                             80,942,040
Net realized gain from investment transactions                                       141,467
Net increase in net assets resulting from operations                            $ 81,083,507
============================================================================================

STATEMENT OF CHANGES IN NET ASSETS

                                                              FOR THE YEARS ENDED MARCH 31,
                                                          -----------------------------------
                                                                2003                2002
---------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                     $   80,942,040      $  191,554,170
Net realized gains from investment transactions                  141,467             341,097
Net increase in net assets resulting from operations          81,083,507         191,895,267

DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income                                        (80,942,040)       (191,554,170)
Net increase in net assets from
    capital share transactions                               283,925,468         225,448,305
Net increase in net assets                                   284,066,935         225,789,402
NET ASSETS:

Beginning of year                                          7,015,530,317       6,789,740,915

End of year                                               $7,299,597,252      $7,015,530,317
============================================================================================

                 See accompanying notes to financial statements

UBS PAINEWEBBER CASHFUND, INC.

NOTES TO FINANCIAL STATEMENTS

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

UBS PaineWebber Cashfund, Inc. (the "Fund") was incorporated in Maryland on January 20, 1978 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires the Fund's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

VALUATION AND ACCOUNTING FOR INVESTMENTS AND INVESTMENT INCOME--Investments are valued at amortized cost which approximates market value, unless the Fund's board of directors (the "Board") determines that this does not represent fair value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

REPURCHASE AGREEMENTS--The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller's agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller's guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund occasionally participates in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global Asset Management (US) Inc. ("UBS Global AM"). UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry.

DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments, including those particular to a specific industry or region.

INVESTMENT ADVISOR AND ADMINISTRATOR

The Board has approved an Investment Advisory and Administration Contract ("Advisory Contract") with UBS PaineWebber Inc. ("UBS PaineWebber(SM)*"), an indirect wholly owned subsidiary of UBS AG, under which UBS PaineWebber serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, UBS PaineWebber receives compensation from the Fund, accrued daily and paid monthly equivalent to 0.500% per annum of the Fund's first $500 million of average daily net assets; 0.425% of the next $500 million; 0.390% of the next $500 million; 0.380% of the next $500 million; 0.350% of the next $500 million; 0.345% of the next $1.0 billion; 0.325% of the next $500 million; 0.315% of the next $500 million; 0.300% of the next $500 million; 0.290% of the next $500 million; and 0.280% of average daily net assets in excess of $5.5 billion. At March 31, 2003, the Fund owed UBS PaineWebber $2,099,747 in investment advisory and administration fees. UBS Global AM serves as sub-advisor and sub-administrator to the Fund pursuant to a Sub-Advisory Contract and a Sub-Administration Contract between UBS PaineWebber and UBS Global AM. In accordance with the Sub-Advisory and Sub-Administration Contracts, UBS PaineWebber (not the Fund) pays UBS Global AM for sub-advisory and sub-administration services provided to the Fund.

TRANSFER AGENCY AND RELATED SERVICES FEES

UBS Global AM provides transfer agency related services to the Fund pursuant to a delegation of authority from PFPC Inc. ("PFPC"), the Fund's transfer agent, and is compensated for these services by PFPC, not the Fund. For the year ended March 31, 2003, UBS Global AM received from PFPC, not the Fund, approximately 56% of the total transfer agency and related services fees collected by PFPC from the Fund.

*    UBS PaineWebber is a service mark of UBS AG

SECURITIES LENDING

The Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation, which is included in interest income, for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS PaineWebber and other affiliated broker-dealers have been approved as borrowers under the Fund's securities lending program. For the year ended March 31, 2003, the Fund earned $18,438 for lending securities. The Fund's lending agent is UBS PaineWebber, who earned $6,009 in compensation from the Fund in that capacity for the year ended March 31, 2003. At March 31, 2003, the Fund owed UBS PaineWebber $4,047 in compensation.

At March 31, 2003, the Fund had securities on loan having a market value of $9,979,649. The Fund's custodian held $10,200,000 par value Federal Home Loan Bank Discount Notes with a maturity date of 01/13/04 and an interest rate of 1.55% having an aggregate value of $10,208,160 as collateral for portfolio securities loaned.

OTHER LIABILITIES

At March 31, 2003, dividends payable and accrued expenses excluding investment advisory and administration fees were $1,128,947 and $2,614,505, respectively.

MONEY MARKET FUND INSURANCE BONDS

At March 31, 2003, the Fund had the ability to use insurance bonds that provided limited coverage for certain loss events involving certain money market instruments held by the Fund. These loss events include non-payment of principal or interest or a bankruptcy or insolvency of the issuer or credit enhancement provider (if any). The insurance bonds provided for coverage up to $200 million for a number of funds with a deductible of 30 basis points (0.30%) of the total assets of the Fund for First Tier Securities, determined as of the close of business on the first business day prior to the loss event. In the event of a loss covered under the insurance bonds, the Fund would have expected to retain the security in its portfolio, rather than having to sell it at its current market value, until the date of payment of the loss, which would generally be no later than the maturity of the security. While the insurance bonds were intended to provide some protection against credit risk and to help the Fund maintain a constant price per share of $1.00, there was no guarantee that the insurance bonds would have done so. For the year ended March 31, 2003, the Fund did not use these insurance bonds.

FEDERAL TAX STATUS

The Fund intends to distribute all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, realized capital gains and certain other amounts, if any, the Fund intends not to be subject to federal excise tax. At March 31, 2003, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The tax character of distributions paid to shareholders by the Fund during the fiscal years ended March 31, 2003 and March 31, 2002 was ordinary income.

To reflect reclassifications arising from permanent "book/tax" differences for the year ended March 31, 2003, accumulated net realized losses from investment transactions was decreased by $126,087 and capital stock was decreased by $126,087. These reclassifications do not impact the net assets of the Fund.

CAPITAL SHARE TRANSACTIONS

There are 20 billion shares of $0.001 par value authorized shares of common stock. Transactions in capital shares, at $1.00 per share, were as follows:

                                                                   FOR THE YEARS ENDED MARCH 31,
                                                    ----------------------------------------------------
                                                         2003                                 2002
                                                    ----------------------------------------------------
Shares sold                                          21,084,831,595                       20,333,801,727
Shares repurchased                                  (20,881,728,797)                     (20,296,981,843)
Dividends reinvested                                     80,822,670                          188,628,421
Net increase in shares outstanding                      283,925,468                          225,448,305

FINANCIAL HIGHLIGHTS

Selected data for a share of common stock outstanding throughout each year is presented below:

                                              FOR THE YEARS ENDED MARCH 31,
                       -----------------------------------------------------------------------------
                             2003           2002         2001                2000               1999
----------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF YEAR        $1.00          $1.00        $1.00               $1.00              $1.00
Net investment income      0.0115         0.0282       0.0586              0.0486             0.0487
Dividends from net
   investment income     (0.0115)       (0.0282)     (0.0586)            (0.0486)           (0.0487)
NET ASSET VALUE,
   END OF YEAR              $1.00          $1.00        $1.00               $1.00              $1.00
TOTAL INVESTMENT
   RETURN(1)                1.16%          2.85%        6.02%               4.97%              4.98%
RATIOS/SUPPLEMENTAL
   DATA:
Net assets, end
   of year (000's)     $7,299,597     $7,015,530   $6,789,741          $6,055,389         $6,112,559
Expenses to average
   net assets               0.57%          0.55%        0.56%               0.55%              0.52%
Net investment income
   to average net assets    1.15%          2.79%        5.85%               4.86%              4.86%
====================================================================================================

1. Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

UBS PAINEWEBBER CASHFUND, INC.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

The Board of Directors and Shareholders
UBS PaineWebber Cashfund, Inc.

We have audited the accompanying statement of net assets of UBS PaineWebber Cashfund, Inc. (the "Fund") as of March 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of March 31, 2003 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of UBS PaineWebber Cashfund, Inc. at March 31, 2003, the results of its operations for the year then ended, the changes in it's net assets for each of the two years in the period then ended and the financial highlights for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.


                                                 /s/ ERNST & YOUNG LLP


New York, New York
May 5, 2003

                      (This page intentionally left blank)

UBS PAINEWEBBER CASHFUND, INC.

SUPPLEMENTAL INFORMATION (UNAUDITED)

BOARD OF DIRECTORS & OFFICERS

The Fund is governed by a Board of Directors which oversees the Fund's operations. Each Director serves an indefinite term of office. Officers are appointed by the Directors and serve at the pleasure of the Board. The table below shows, for each Director and Officer, his or her name, address and age, the position held with the Fund, the length of time served as a Director and Officer of the Fund, the Director's or Officer's principal occupations during the last five years, the number of portfolios in the UBS fund complex overseen by the Director or for which a person served as an Officer, and other directorships held by the Director.

The Fund's Statement of Additional Information contains additional information about the Directors and is available, without charge, upon request by calling 1-800-647 1568.

INTERESTED DIRECTORS

                                                             TERM OF
                                                           OFFICE+ AND
                               POSITION(S)                  LENGTH OF
   NAME, ADDRESS,               HELD WITH                      TIME                 PRINCIPAL OCCUPATION(S)
      AND AGE                     FUND                        SERVED                  DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------
Margo N. Alexander*++;          Director                    Since 1996       Mrs. Alexander is retired. She was an
56                                                                           executive vice president of UBS
                                                                             PaineWebber (March 1984 to
                                                                             December 2002). She was chief
                                                                             executive officer of UBS Global AM
                                                                             from January 1995 to October 2000,
                                                                             a director (from January 1995 to
                                                                             September 2001) and chairman (from
                                                                             March 1999 to September 2001).

E. Garrett Bewkes, Jr.*++;     Director and                 Since 1988       Mr. Bewkes serves as a consultant to
76                               Chairman                                    UBS PaineWebber (since May 1999).
                                  of the                                     Prior to November 2000, he was a
                                 Board of                                    director of Paine Webber Group Inc.
                                 Directors                                   ("PW Group," formerly the holding
                                                                             company of UBS PaineWebber and
                                                                             UBS Global AM) and prior to 1996, he
                                                                             was a consultant to PW Group. Prior
                                                                             to 1988, he was chairman of the
                                                                             board, president and chief executive
                                                                             officer of American Bakeries Company.

                                             NUMBER OF
   NAME, ADDRESS,                    PORTFOLIOS IN FUND COMPLEX                              OTHER DIRECTORSHIPS
      AND AGE                          OVERSEEN BY DIRECTOR                                    HELD BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------
Margo N. Alexander*++;        Mrs. Alexander is a director or trustee             None
56                            of 19 investment companies (consisting
                              of 40 portfolios) for which UBS Global
                              AM or one of its affiliates serves as
                              investment advisor, sub-advisor or manager.

E. Garrett Bewkes, Jr.*++;    Mr. Bewkes is a director or trustee of 33           Mr. Bewkes is also a director of Interstate
76                            investment companies (consisting of 54              Bakeries Corporation.
                              portfolios) for which UBS Global AM or
                              one of its affiliates serves as investment
                              advisor, sub-advisor or manager.

INDEPENDENT DIRECTORS

                                                    TERM OF
                                                  OFFICE+ AND
                                  POSITION(S)      LENGTH OF
         NAME, ADDRESS,            HELD WITH         TIME                               PRINCIPAL OCCUPATION(S)
            AND AGE                   FUND          SERVED                                DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------------------
Richard Q. Armstrong; 67           Director        Since 1996            Mr. Armstrong is chairman and principal of R.Q.A.
R.Q.A. Enterprises                                                       Enterprises (management consulting firm) (since April 1991
One Old Church Road--                                                    and principal occupation since March 1995). Mr. Armstrong
Unit # 6                                                                 was chairman of the board, chief executive officer and
Greenwich, CT 06830                                                      co-owner of Adirondack Beverages (producer and distributor of soft drinks and sparkling/still waters) (from October
                                                                         1993 to March 1995). He was a partner of The New England
                                                                         Consulting Group (management consulting firm) (from
                                                                         December 1992 to September 1993). He was managing director of LVMH U.S. Corporation (U.S. subsidiary of the French
                                                                         luxury goods conglomerate, Louis Vuitton Moet Hennessey
                                                                         Corporation) (from 1987 to 1991) and chairman of its wine
                                                                         and spirits subsidiary, Schieffelin & Somerset Company
                                                                         (from 1987 to 1991).

David J. Beaubien; 68              Director        Since 2001            Mr. Beaubien is chairman of Yankee Environmental Systems,
101 Industrial Road                                                      Inc., a manufacturer of meteorological measuring
Turners Falls, MA 01376                                                  systems. Prior to January 1991, he was senior vice
                                                                         president of EG&G, Inc., a company which makes and
                                                                         provides a variety of scientific and technically oriented
                                                                         products and services. From 1985 to January 1995,
                                                                         Mr. Beaubien served as a director or trustee on the boards of the Kidder, Peabody & Co. Incorporated mutual funds.

                                              NUMBER OF
         NAME, ADDRESS,               PORTFOLIOS IN FUND COMPLEX                               OTHER DIRECTORSHIPS
            AND AGE                      OVERSEEN BY DIRECTOR                                    HELD BY DIRECTOR
----------------------------------------------------------------------------------------------------------------------------------
Richard Q. Armstrong; 67      Mr. Armstrong is a director or trustee of 19        Mr. Armstrong is also a director of AlFresh
R.Q.A. Enterprises            investment companies (consisting of 40              Beverages Canada, Inc. (a Canadian Beverage
One Old Church Road--         portfolios) for which UBS Global AM                 subsidiary of AlFresh Foods Inc.) (since October
Unit # 6                      or one of its affiliates serves as investment       2000).
Greenwich, CT 06830           advisor, sub-advisor or manager.

David J. Beaubien; 68         Mr. Beaubien is a director or trustee of 19         Mr. Beaubien is also a director of
101 Industrial Road           investment companies (consisting of 40              IEC Electronics, Inc., a manufacturer
Turners Falls, MA 01376       portfolios) for which UBS Global AM                 of electronic assemblies.
                              or one of its affiliates serves as investment
                              advisor, sub-advisor or manager.

                                              TERM OF
                                            OFFICE+ AND
                               POSITION(S)   LENGTH OF
    NAME, ADDRESS,              HELD WITH      TIME                     PRINCIPAL OCCUPATION(S)
       AND AGE                    FUND        SERVED                      DURING PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------------
Richard R. Burt; 56             Director     Since 1996      Mr. Burt is chairman of Diligence LLC
1275 Pennsylvania Ave., N.W.                                 (international information and security firm) and
Washington, D.C. 20004                                       IEP Advisors (international investments and
                                                             consulting firm). He was the chief negotiator in
                                                             the Strategic Arms Reduction Talks with the former
                                                             Soviet Union (from 1989 to 1991) and the U.S.
                                                             Ambassador to the Federal Republic of Germany (from
                                                             1985 to 1989). From 1991 to 1994, he served as a
                                                             partner of McKinsey & Company (management
                                                             consulting firm).

Meyer Feldberg; 61              Director     Since 1990      Mr. Feldberg is Dean and Professor of Management of
Columbia University                                          the Graduate School of Business, Columbia
101 Uris Hall                                                University. Prior to 1989, he was president of the
New York, New York                                           Illinois Institute of Technology.
10027

George W. Gowen; 73             Director     Since 1978      Mr. Gowen is a partner in the law firm of
666 Third Avenue                                             Dunnington, Bartholow & Miller. Prior to May 1994,
New York, New York                                           he was a partner in the law firm of Fryer, Ross &
10017                                                        Gowen.


William W. Hewitt, Jr.**; 74    Director     Since 2001      Mr. Hewitt is retired. From 1990 to January 1995,
c/o UBS Global Asset                                         Mr. Hewitt served as a director or trustee on the
Management (US) Inc.                                         boards of the Kidder, Peabody & Co. Incorporated
51 West 52nd Street                                          mutual funds. From 1986 to 1988, he was an
New York, New York                                           executive vice president and director of mutual
10019-6114                                                   funds, insurance and trust services of Shearson
                                                             Lehman Brothers Inc. From 1976 to 1986, he was
                                                             president of Merrill Lynch Funds Distributor, Inc.

Morton L. Janklow; 73           Director     Since 2001      Mr. Janklow is senior partner of Janklow & Nesbit
445 Park Avenue                                              Associates, an international literary agency
New York, New York                                           representing leading authors in their relationships
10022                                                        with publishers and motion picture, television and
                                                             multi-media companies, and of counsel to the law
                                                             firm of Janklow & Ashley.

                                               NUMBER OF
    NAME, ADDRESS,                    PORTFOLIOS IN FUND COMPLEX                           OTHER DIRECTORSHIPS
       AND AGE                           OVERSEEN BY DIRECTOR                                HELD BY DIRECTOR
--------------------------------------------------------------------------------------------------------------------------------
Richard R. Burt; 56            Mr. Burt is a director or trustee of 19         Mr. Burt is also a director of Hollinger
1275 Pennsylvania Ave., N.W.   investment companies (consisting of 40          International Company (publishing), HCL
Washington, D.C. 20004         portfolios) for which UBS Global AM or one of   Technologies Ltd., The Central European Fund,
                               its affiliates serves as investment advisor,    Inc., The Germany Fund, Inc., IGT, Inc. (provides
                               sub-advisor or manager.                         technology to gaming and wagering industry) and
                                                                               chairman of Weirton Steel Corp. (makes and
                                                                               finishes steel products). He is also a director
                                                                               or trustee of funds in the Scudder Mutual Funds
                                                                               Family (consisting of 47 portfolios).

Meyer Feldberg; 61             Dean Feldberg is a director or trustee of 33    Dean Feldberg is also a director of Primedia Inc.
Columbia University            investment companies (consisting of 54          (publishing), Federated Department Stores, Inc.
101 Uris Hall                  portfolios) for which UBS Global AM, or one     (operator of department stores), Revlon, Inc.
New York, New York             of its affiliates serves as investment          (cosmetics), Select Medical Inc. (healthcare
10027                          advisor, sub-advisor or manager.                services) and SAPPI, Ltd. (producer of paper).

George W. Gowen; 73            Mr. Gowen is a director or trustee of 33        None
666 Third Avenue               investment companies (consisting of 54
New York, New York             portfolios) for which UBS Global AM, or one
10017                          of its affiliates serves as investment
                               advisor, sub-advisor or manager.

William W. Hewitt, Jr.**; 74    Mr. Hewitt is a director or trustee of 19      Mr. Hewitt is also a director or trustee of the
c/o UBS Global Asset           investment companies (consisting of 40          Guardian Life Insurance Company Mutual Funds
Management (US) Inc.           portfolios) for which UBS Global AM, or one     (consisting of 19 portfolios).
51 West 52nd Street            of its affiliates serves as investment
New York, New York             advisor, sub-advisor or manager.
10019-6114

Morton L. Janklow; 73          Mr. Janklow is a director or trustee of 19      None
445 Park Avenue                investment companies (consisting of 40
New York, New York             portfolios) for which UBS Global AM, or one
10022                          of its affiliates serves as investment
                               advisor, sub-advisor or manager.

                                             TERM OF
                                           OFFICE+ AND
                            POSITION(S)     LENGTH OF
     NAME, ADDRESS,          HELD WITH        TIME                    PRINCIPAL OCCUPATION(S)
         AND AGE                FUND         SERVED                     DURING PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------
Frederic V. Malek; 66         Director     Since 1987   Mr. Malek is chairman of Thayer Capital Partners
1455 Pennsylvania                                       (merchant bank) and chairman of Thayer Hotel
Avenue, N.W.                                            Investors III, Thayer Hotel Investors II and
Suite 350                                               Lodging Opportunities Fund (hotel investment
Washington, D.C.                                        partnerships). From January 1992 to November 1992,
20004                                                   he was campaign manager of Bush-Quayle `92. From
                                                        1990 to 1992, he was vice chairman and, from 1989
                                                        to 1990, he was president of Northwest Airlines
                                                        Inc. and NWA Inc. (holding company of Northwest
                                                        Airlines Inc.). Prior to 1989, he was employed by
                                                        the Marriott Corporation (hotels, restaurants,
                                                        airline catering and contract feeding), where he
                                                        most recently was an executive vice president and
                                                        president of Marriott Hotels and Resorts.

Carl W. Schafer; 67           Director     Since 1996   Mr. Schafer is president of the Atlantic
66 Witherspoon Street                                   Foundation (charitable foundation). Prior to
#1100                                                   January 1993, he was chairman of the Investment
Princeton, NJ 08542                                     Advisory Committee of the Howard Hughes Medical
                                                        Institute.

William D. White; 69          Director     Since 2001   Mr. White is retired. From February 1989 through
P.O. Box 199                                            March 1994, he was president of the National
Upper Black Eddy, PA                                    League of Professional Baseball Clubs. Prior to
18972                                                   1989, he was a television sportscaster for
                                                        WPIX-TV, New York. Mr. White served on the board
                                                        of directors of Centel from 1989 to 1993 and on
                                                        the board of directors of Jefferson Banks
                                                        Incorporated, Philadelphia, PA.

                                               NUMBER OF
     NAME, ADDRESS,                    PORTFOLIOS IN FUND COMPLEX                           OTHER DIRECTORSHIPS
         AND AGE                          OVERSEEN BY DIRECTOR                                HELD BY DIRECTOR
----------------------------------------------------------------------------------------------------------------------------------
Frederic V. Malek; 66      Mr. Malek is a director or trustee of 19       Mr. Malek is also a director of Aegis Communications,
1455 Pennsylvania          investment companies (consisting of 40         Inc. (tele-services), American Management Systems, Inc.
Avenue, N.W.               portfolios) for which UBS Global AM or one     (management consulting and computer related services),
Suite 350                  of its affiliates serves as investment         Automatic Data Processing, Inc. (computing services), CB
Washington, D.C.           advisor, sub-advisor or manager.               Richard Ellis, Inc. (real estate services), Federal
20004                                                                     National Mortgage Association, FPL Group, Inc. (electric
                                                                          services), Manor Care, Inc. (health care), and Northwest
                                                                          Airlines Inc.

Carl W. Schafer; 67        Mr. Schafer is a director or trustee of 19     Mr. Schafer is also a director of Labor Ready, Inc.
66 Witherspoon Street      investment companies (consisting of 40         (temporary employment), Roadway Corp. (trucking),
#1100                      portfolios) for which UBS Global AM or one     Guardian Life Insurance Company Mutual Funds (consisting
Princeton, NJ 08542        of its affiliates serves as investment         of 19 portfolios), the Harding, Loevner Funds
                           advisor, sub-advisor or manager.               (consisting of four portfolios), E.I.I. Realty
                                                                          Securities Trust (investment company) and Frontier Oil
                                                                          Corporation.

William D. White; 69       Mr. White is a director or trustee of 19       None
P.O. Box 199               investment companies (consisting of 40
Upper Black Eddy, PA       portfolios) for which UBS Global AM or one
18972                      of its affiliates serves as investment
                           advisor, sub-advisor or manager.

OFFICERS

                                                      TERM OF                            PRINCIPAL OCCUPATION(S)
                                                    OFFICE+ AND                            DURING PAST 5 YEARS;
                           POSITION(S)               LENGTH OF                           NUMBER OF PORTFOLIOS IN
 NAME, ADDRESS,             HELD WITH                   TIME                          FUND COMPLEX FOR WHICH PERSON
    AND AGE                    FUND                    SERVED                               SERVES AS OFFICER
---------------------------------------------------------------------------------------------------------------------------------
W. Douglas Beck*;         Vice President             Since 2003         Mr. Beck is an executive director and head of mutual fund
36                                                                      product management of UBS Global AM (since 2002). From
                                                                        March 1998 to November 2002, he held various positions at
                                                                        Merrill Lynch, the most recent being first vice president
                                                                        and co-manager of the managed solutions group. Prior to
                                                                        March 1998, Mr. Beck was a portfolio manager and managing
                                                                        director at Raymond James & Associates. Mr. Beck is vice
                                                                        president of UBS Supplementary Trust and 22 investment
                                                                        companies (consisting of 81 portfolios) for which UBS
                                                                        Global AMor one of its affiliates serves as investment
                                                                        advisor, sub-advisor or manager.

Thomas Disbrow*;          Vice President             Since 2000         Mr. Disbrow is a director and a senior manager of the
37                         and Assistant                                mutual fund finance department of UBS Global AM. Prior to
                             Treasurer                                  November 1999, he was a vice president of Zweig/Glaser
                                                                        Advisers. Mr. Disbrow is a vice president and assistant
                                                                        treasurer of 19 investment companies (consisting of 40
                                                                        portfolios) for which UBS Global AM or one of its
                                                                        affiliates serves as investment advisor, sub-advisor or
                                                                        manager.

Amy R. Doberman*;         Vice President             Since 2000         Ms. Doberman is a managing director and general counsel
41                         and Secretary                                of UBS Global AM. From December 1997 through July 2000,
                                                                        she was general counsel of Aeltus Investment Management,
                                                                        Inc. Prior to working at Aeltus, Ms. Doberman was
                                                                        assistant chief counsel of the SEC's Division of
                                                                        Investment Management. Ms. Doberman is vice president and
                                                                        assistant secretary of UBS Supplementary Trust and five
                                                                        investment companies (consisting of 44 portfolios) and
                                                                        vice president and secretary of 19 investment companies
                                                                        (consisting of 40 portfolios) for which UBS Global AM or
                                                                        one of its affiliates serves as investment advisor,
                                                                        sub-advisor or manager.

                                                    TERM OF                             PRINCIPAL OCCUPATION(S)
                                                  OFFICE+ AND                             DURING PAST 5 YEARS;
                              POSITION(S)          LENGTH OF                            NUMBER OF PORTFOLIOS IN
   NAME, ADDRESS,              HELD WITH             TIME                            FUND COMPLEX FOR WHICH PERSON
     AND AGE                     FUND               SERVED                                 SERVES AS OFFICER
----------------------------------------------------------------------------------------------------------------------------------
David M. Goldenberg*;       Vice President        Since 2002          Mr. Goldenberg is an executive director and deputy general
36                          and Assistant                             counsel of UBS Global AM. From 2000 to 2002 he was director,
                              Secretary                               legal affairs at Lazard Asset Management. Mr. Goldenberg was global director of compliance for SSB Citi Asset Management
                                                                      Group from 1998 to 2000. He was associate general counsel at
                                                                      Smith Barney Asset Management from 1996 to 1998. Prior to
                                                                      working at Smith Barney Asset Management, Mr. Goldenberg was branch chief and senior counsel of the SEC's Division of
                                                                      Investment Management. Mr. Goldenberg is a vice president
                                                                      and secretary of UBS Supplementary Trust and of five
                                                                      investment companies (consisting of 44 portfolios) and a
                                                                      vice president and assistant secretary of 19 investment
                                                                      companies (consisting of 40 portfolios) for which UBS Global
                                                                      AM or one of its affiliates serves as investment advisor,
                                                                      sub-advisor or manager.

Kevin J. Mahoney*;          Vice President        Since 1999          Mr. Mahoney is a director and a senior manager of the
37                          and Assistant                             mutual fund finance department of UBS Global AM. Prior to
                              Treasurer                               April 1999, he was the manager of the mutual fund internal control group of Salomon Smith Barney. Mr. Mahoney is a vice president and assistant treasurer of 19 investment companies
                                                                      (consisting of 40 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.

                                                TERM OF                                PRINCIPAL OCCUPATION(S)
                                              OFFICE+ AND                                DURING PAST 5 YEARS;
                             POSITION(S)       LENGTH OF                               NUMBER OF PORTFOLIOS IN
 NAME, ADDRESS,               HELD WITH          TIME                               FUND COMPLEX FOR WHICH PERSON
     AND AGE                     FUND           SERVED                                    SERVES AS OFFICER
------------------------------------------------------------------------------------------------------------------------------------
Michael H. Markowitz***;    Vice President    Since 2001         Mr. Markowitz is an executive director, portfolio manager and head
38                                                               of U.S. short duration fixed income of UBS Global AM. He is also an executive director and portfolio manager of UBS Global Asset
                                                                 Management (Americas) Inc. ("UBS Global AM (Americas)"), an
                                                                 affiliate of UBS Global AM. Mr. Markowitz is a vice president of five investment companies (consisting of 25 portfolios) for which
                                                                 UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.

Susan P. Ryan*; 43          Vice President    Since 1995         Ms. Ryan is an exective director and a portfolio manager of UBS
                                                                 Global AM. Ms. Ryan is a vice president of five investment companies (consisting of 13 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.

Paul H. Schubert*;          Vice President    Since 1994         Mr. Schubert is an executive director and head of the mutual fund
40                          and Treasurer                        finance department of UBS Global AM. Mr. Schubert is treasurer and principal accounting officer of UBS Supplementary Trust and of three investment companies (consisting of 41 portfolios), a vice president and treasurer of 20 investment companies (consisting of
                                                                 41 portfolios), and treasurer and chief financial officer of one investment company (consisting of two portfolios) for which UBS
                                                                 Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.

                                                        TERM OF                       PRINCIPAL OCCUPATION(S)
                                                      OFFICE+ AND                      DURING PAST 5 YEARS;
                                POSITION(S)            LENGTH OF                      NUMBER OF PORTFOLIOS IN
      NAME, ADDRESS,             HELD WITH               TIME                      FUND COMPLEX FOR WHICH PERSON
         AND AGE                   FUND                 SERVED                           SERVES AS OFFICER
--------------------------------------------------------------------------------------------------------------------------
Joseph A. Varnas*;               President            Since 2003        Mr. Varnas is a managing director (since March
35                                                                      2003), chief technology officer (since March 2001)
                                                                        and head of product, technology and operations of
                                                                        UBS Global AM (since November 2002). From 2000 to
                                                                        2001, he was manager of product development at UBS
                                                                        PaineWebber Investment Management Services.
                                                                        Mr. Varnas was a senior analyst in the Global
                                                                        Securities Research & Economics Group at Merrill
                                                                        Lynch from 1995 to 1999. Mr. Varnas is president
                                                                        of UBS Supplementary Trust and 23 investment
                                                                        companies (consisting of 81 portfolios) for which
                                                                        UBS Global AM or one of its affiliates serves as
                                                                        investment advisor, sub-advisor or manager.

Keith A. Weller*;             Vice President          Since 1995        Mr. Weller is a director and senior associate
41                             and Assistant                            general counsel of UBS Global AM. Mr. Weller is a
                                 Secretary                              vice president and assistant secretary of 19
                                                                        investment companies (consisting of 40 portfolios)
                                                                        for which UBS Global AM or one of its affiliates
                                                                        serves as investment advisor, sub-advisor or
                                                                        manager.

  * This person's business address is 51 West 52nd Street, New York, New York 10019-6114.

 ** Address for mailing purposes only.

*** This person's business address is One North Wacker Drive, Chicago, Illinois
    60606.

  + Each Director holds office for an indefinite term. Officers of the Fund are appointed by the Directors and serve at the pleasure of the Board.

 ++ Mrs. Alexander and Mr. Bewkes are "interested persons" of the Fund as defined in the Investment Company Act by virtue of their positions with UBS Global AM and/or UBS PaineWebber.

DIRECTORS

E. Garrett Bewkes, Jr.                  George W. Gowen
CHAIRMAN                                William W. Hewitt, Jr.

Margo N. Alexander                      Morton L. Janklow

Richard Q. Armstrong                    Frederic V. Malek

David J. Beaubien                       Carl W. Schafer

Richard R. Burt                         William D. White

Meyer Feldberg

PRINCIPAL OFFICERS

Joseph A. Varnas                        Susan P. Ryan
PRESIDENT                               VICE PRESIDENT

Amy R. Doberman                         W. Douglas Beck
VICE PRESIDENT AND SECRETARY            VICE PRESIDENT

Paul H. Schubert
VICE PRESIDENT AND TREASURER

INVESTMENT ADVISOR AND
ADMINISTRATOR

UBS PaineWebber Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

SUB-ADVISOR, SUB-ADMINISTRATOR
AND PRINCIPAL UNDERWRITER

UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114

THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF THE FUND UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.

(C) 2003 UBS Global Asset Management (US) Inc. All rights reserved.

[UBS LOGO]                                                           Presorted
UBS GLOBAL ASSET MANAGEMENT (US) INC.                                Standard
51 West 52nd Street                                                 U.S.Postage
New York, NY 10019-6114                                                PAID
                                                                   Smithtown, NY
                                                                     Permit 700

ITEM 2. CODE OF ETHICS.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEMS 5 AND 6. [RESERVED BY SEC FOR FUTURE USE.]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. [RESERVED BY SEC FOR FUTURE USE.]

ITEM 9. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.

(a) Form N-CSR disclosure requirement not yet effective with respect to the registrant.

(b) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS PAINEWEBBER CASHFUND, INC.

By:  /s/ Joseph A. Varnas
     --------------------
     Joseph A. Varnas
     President

Date: June 6, 2003
      ------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Joseph A. Varnas
      ---------------------
      Joseph A. Varnas
      President

Date: June 6, 2003
      ------------

By:   /s/ Paul H. Schubert
      --------------------
      Paul H. Schubert
      Treasurer

Date: June 6, 2003
      ------------